INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	$ 1,977	$ 1,460		$ 34,126
Slow-moving or obsolete inventory	0	$ 0	$ 0	$ 0
Wrote off inventory	$ 30,753